SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Customer 1	$ 7,883	$ 8,874	$ 17,108	$ 17,859
Customer 2	1,426	514	2,026	1,746
Other Customer	(91)	(18)	(91)	815
Total Revenue From Mining Operations	$ 9,218	$ 9,370	$ 19,043	$ 20,420